Balances and Transactions with Related Parties (Details) - Schedule of transactions with employed/directors that accounts as related parties	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Transactions with Employed Directors that Accounts as Related Parties [Abstract]
Remuneration of directors not employed by the Company or on its behalf (in Dollars)	$ 331	$ 487	$ 506
Directors not employed by the Company	9	9	9
Total Directors employed and not employed by the Company	9	9	9